Stock-based Compensation - Schedule of fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility			59.40%
Expected term (in years)			6 years
Risk-free interest rate			4.20%
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	91.10%	91.90%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate	4.50%	4.30%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	84.20%	87.00%
Expected term (in years)	3 years 10 months 24 days	5 years 1 month 6 days
Risk-free interest rate	3.80%	3.60%